UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

 Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2020

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

Great Lakes Bond Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 61.3%
Communications - 4.4%
CCO Holdings LLC
5.750%, 01/15/2024	$677,000	$693,841
Discovery Communications
4.900%, 03/11/2026	2,339,000	2,563,869
Indiana Bell Telephone Co., Inc.
7.300%, 08/15/2026	535,000	653,766
Michigan Bell Telephone Co.
7.850%, 01/15/2022	1,651,000	1,848,414
		5,759,890
Consumer Discretionary - 2.6%
Carnival Corp.
3.950%, 10/15/2020	523,000	533,647
Leggett & Platt, Inc.
3.500%, 11/15/2027	1,950,000	1,943,013
Service Corp. International
7.500%, 04/01/2027	775,000	930,000
		3,406,660
Consumer Staples - 0.9%
HJ Heinz Co.
6.375%, 07/15/2028	1,000,000	1,167,190

Energy - 8.4%
Antero Resources Corp.
5.375%, 11/01/2021	3,106,000	3,078,822
Kinder Morgan, Inc.
5.300%, 12/01/2034	1,794,000	2,030,879
Marathon Oil Corp.
2.700%, 06/01/2020	1,991,000	1,993,125
Sinopec Group Overseas Development 2015
2.500%, 04/28/2020 (a)	650,000	650,088
Valero Energy Partners
4.375%, 12/15/2026	3,007,000	3,228,984
		10,981,898
Financials # - 29.3%
Affiliated Managers Group
3.500%, 08/01/2025	445,000	457,700
Bank of America Corp.
4.000%, 04/01/2024	1,000,000	1,066,330
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	1,750,000	1,908,121
Citigroup, Inc.
4.500%, 01/14/2022	1,030,000	1,083,126
3.625% (3 Month LIBOR USD + 1.100%), 05/17/2024 ^	1,000,000	1,010,020
Corporate Office Properties LP
3.700%, 06/15/2021	1,448,000	1,462,652
Credit Suisse Group Funding Ltd.
3.800%, 09/15/2022	1,000,000	1,037,092
3.800%, 06/09/2023	827,000	858,253

Deutsche Bank
2.700%, 07/13/2020	3,000,000	2,987,909
3.567% (3 Month LIBOR USD + 0.970%), 07/13/2020 ^	1,000,000	993,729
Ford Motor Credit Co., LLC
5.750%, 02/01/2021	3,105,000	3,233,266
3.810%, 01/09/2024	1,190,000	1,190,401
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	1,593,000	1,684,274
5.750%, 01/24/2022	731,000	790,337
3.529% (3 Month LIBOR USD + 1.050%), 06/05/2023 ^	2,187,000	2,193,586
4.125% (3 Month LIBOR USD + 1.600%), 11/29/2023 ^	1,250,000	1,284,384
Macquarie Bank Ltd
2.400%, 01/21/2020 (a)	250,000	249,984
Manufacturers & Traders Trust Co.
3.160% (3 Month LIBOR USD + 0.640%), 12/01/2021 ^	2,303,000	2,297,854
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	204,139
Morgan Stanley
5.500%, 01/26/2020	475,000	483,229
5.500%, 07/24/2020	1,000,000	1,032,446
3.522% (3 Month LIBOR USD + 0.930%), 07/22/2022 ^	900,000	905,928
3.780% (3 Month LIBOR USD + 1.220%), 05/08/2024 ^	3,467,000	3,517,577
Reliance Standard Life II
2.375%, 05/04/2020 (a)	520,000	519,440
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	605,000	616,702
Symetra Financial Corp.
4.250%, 07/15/2024	640,000	662,729
UBS
2.375%, 08/14/2019	2,030,000	2,029,752
Wells Fargo & Co.
4.125%, 08/15/2023	1,439,000	1,520,760
3.813% (3 Month LIBOR USD + 1.230%), 10/31/2023 ^	827,000	843,105
		38,124,825
Health Care - 2.3%
Biogen, Inc.
4.050%, 09/15/2025	1,150,000	1,234,551
Teva Pharmaceutical Finance
2.250%, 03/18/2020	500,000	496,875
2.200%, 07/21/2021	1,262,000	1,202,055
		2,933,481
Industrials - 5.7%
General Electric Co.
3.410% (3 Month LIBOR USD + 1.000%), 03/15/2023 ^	181,000	178,869
3.597% (3 Month LIBOR USD + 1.000%), 04/15/2023 ^	3,185,000	3,134,789
Icahn Enterprises LP
6.000%, 08/01/2020	1,363,000	1,365,726
Rolls-Royce plc
2.375%, 10/14/2020 (a)	1,792,000	1,789,599
Stanley Black & Decker, Inc.
3.400%, 12/01/2021	1,000,000	1,021,531
		7,490,514
Information Technology - 2.1%
Juniper Networks, Inc.
4.500%, 03/15/2024	2,500,000	2,673,328

Materials - 4.5%
3M Co.
6.375%, 02/15/2028	1,500,000	1,879,766
ArcelorMittal
5.250%, 08/05/2020	1,000,000	1,025,664
Ball Corp.
5.000%, 03/15/2022	1,655,000	1,743,956
Dow Chemical Co.
3.000%, 11/15/2022	1,250,000	1,268,026
		5,917,412
Utilities - 1.1%
PSEG Power LLC
4.150%, 09/15/2021	1,379,000	1,417,347
Total Corporate Bonds
(Cost $78,773,439)		79,872,545

MUNICIPAL BONDS - 12.9%
Carol Stream, Illinois Park District
6.100%, 11/01/2032 - AGM Insured	500,000	520,585
Chesterfield County, Virginia Industrial Development Authority
2.430%, 08/01/2024 (b)	2,200,000	2,200,000
Chicago, Illinois Board of Education
Series A
4.000%, 12/01/2020	1,000,000	1,022,570
Cook County, Illinois
Series B
4.940%, 11/15/2023 - BAM Insured	500,000	526,335
Horatio, Arkansas School District #55
4.750%, 08/01/2024	150,000	150,109
Illinois Sports Facilities Authority
5.000%, 06/15/2022	230,000	242,523
Johnson City, Tennessee Health & Educational Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025 - NATL Insured	230,000	245,530
Madison & Jersey Counties Illinois United School District #11
5.625%, 12/01/2026	250,000	264,312
Maine Housing Authority Mortgage Revenue
Series A1
3.050%, 11/15/2025	250,000	259,808
Michigan Finance Authority
Series B
2.360%, 09/01/2050 (b)	3,500,000	3,500,000
Minnesota Housing Finance Agency
Series C
3.200%, 01/01/2025 - FHLMC, FNMA, GNMA Insured	195,000	205,891
New Orleans, Louisiana
Series A
5.000%, 12/01/2019	250,000	252,763
Ohio Housing Finance Agency
Series 1
2.650%, 11/01/2041 - FNMA, GNMA Insured	10,000	9,932
Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority
Series B
2.380%, 11/01/2039 - AGM Insured (b)	6,775,000	6,775,000

Richland County, Illinois Community United School District #1
Series B
4.000%, 12/01/2034 - AGM Insured	625,000	661,206
Total Municipal Bonds
(Cost $16,758,690)		16,836,564

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 10.9%
Federal Home Loan Mortgage Association
Series 293, Class IO
4.000%, 11/15/2032, #S50007 (c)	690,749	110,199
Series 4488, Class BD
3.000%, 05/15/2033	437,265	447,595
Series 4849, Class JV
4.500%, 06/15/2037	2,498,366	2,705,837
Series 4676, Class VD
4.000%, 08/15/2037	2,250,000	2,490,219
Series 4759, Class NM
3.000%, 09/15/2045	1,000,000	1,014,738
Federal Home Loan Mortgage Corporation Pool
2.500%, 08/01/2032, #C91531	159,517	159,723
3.000%, 10/01/2032, #D99625	101,128	103,084
4.000%, 10/01/2040, #G06061	189,763	200,329
4.000%, 08/01/2042, #Q10153	201,802	213,060
4.000%, 01/01/2049, #T65519	1,822,233	1,864,812
Federal National Mortgage Association
Series 2008-6, Class BF
2.904% (1 Month LIBOR USD + 0.500%), 02/25/2038 ^	949,601	955,110
Series 2011-144, Class FW
2.854% (1 Month LIBOR USD + 0.450%), 10/25/2040 ^	487,777	489,836
Series 2013-130, Class CA
2.500%, 06/25/2043	398,356	404,158
Series 2013-130, Class CD
3.000%, 06/25/2043	724,284	744,789
Federal National Mortgage Association Pool
5.170%, 06/01/2028, #468516	221,578	250,313
4.500%, 06/01/2034, #MA1976	169,923	180,983
4.000%, 04/01/2038, #MA3337	226,178	236,157
4.500%, 04/01/2039, #930922	171,017	183,618
4.000%, 03/01/2045, #AY6502	221,247	229,738
4.500%, 06/01/2048, #CA1952	316,849	333,224
Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	16,140	16,114
Series 2012-109, Class AB
1.388%, 09/16/2044	61,288	60,132
Series 2013-145, Class AG
3.737%, 09/16/2044 (d)	449,118	476,508
Series 2018-52, Class AE
2.750%, 05/16/2051	266,592	266,067
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $13,777,597)		14,136,343

U.S. TREASURY SECURITIES - 8.4%
U.S. Treasury Note
2.375%, 05/15/2029	250,000	258,379

U.S. Treasury Bonds
0.000%, 05/15/2030 (e)	2,500,000	2,006,390
0.000%, 05/15/2048 (e)	4,500,000	2,132,889
U.S. Treasury Bill
1.970%, 07/23/2019 (f)	6,500,000	6,491,816
Total U.S. Treasury Securities
(Cost $10,847,023)		10,889,474

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.8%
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	535,172
Commercial Mortgage Trust
Series 2012-CR1, Class AM
3.912%, 05/17/2045	350,000	361,901
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	22,586	22,803
FREMF Mortgage Trust
Series 2014-K37, Class B
4.714%, 01/25/2047 (a)(d)	1,000,000	1,082,849
Greenpoint Mortgage
Series 2003-1, Class A1
5.213%, 10/25/2033 (d)	111,891	113,635
GS Mortgage Securities Trust
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	533,622
Morgan Stanley Mortgage Trust
Series 35
3.095% (1 Month LIBOR USD + 0.625%), 05/20/2021 ^	275	275
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.483%, 08/15/2039 (d)	6,516	6,541
UBS - Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/12/2049	500,000	511,885
Wells Fargo Commercial Mortgage Trust
Series 2016-C35, Class A4
2.931%, 07/17/2048	1,000,000	1,020,568
Series 2016-NXS6, Class A4
2.918%, 11/18/2049	1,000,000	1,019,110
Series 2016-LC25, Class A4
3.640%, 12/15/2059	1,000,000	1,064,914
Total Commercial Mortgage-Backed Securities
(Cost $6,160,985)		6,273,275

ASSET-BACKED SECURITY - 0.0%
AmeriCredit Automobile Receivables Trust
Series 2015-1, Class C
2.510%, 01/08/2021
Total Asset-Backed Security
(Cost $546)	547	547

INVESTMENT COMPANY - 1.0%	Shares
Nuveen Quality Municipal Income Fund
Total Investment Company
(Cost $1,315,512)	96,254	1,347,556

MONEY MARKET FUND - 1.0%
First American Government Obligations Fund - Class Z, 2.26% (g)
Total Money Market Fund
(Cost $1,360,897)	1,360,867	1,360,867

Total Investments - 100.3%
(Cost $128,994,689)		130,717,171
Other Assets and Liabilities, Net - (0.3)%		(439,499)
Total Net Assets - 100.0%		$130,277,672

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are deemed to be liquid by the Adviser.  As of June 30, 2019, the value of these investments were $6,404,220, or 4.9% of total net assets.

^	Variable rate security - The rate shown is the rate in effect as of June 30, 2019.
#
As of June 30, 2019, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

(b)
Adjustable rate security.  The rate is determined by a remarketing agreement whereby an issuer contracts with a securities dealer to serve as the remarketing agent.  The remarketing agent is responsible for determining the interest rate the issuer pays on the bond until the next reset date.

(c)	Interest only security.
(d)	Variable rate security. The coupon is based on an underlying pool of loans.
(e)	Principal only security.
(f)	Rate shown is the effective yield as of June 30, 2019.
(g)	The rate shown is the annualized seven-day effective yield as of June 30, 2019.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

AGM - Assured Guaranty
BAM - Build America Mutual Assurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
NATL - National Public Finance Guarantee Corporation

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$79,872,545	$-	$79,872,545
Municipal Bonds	-	16,836,564	-	16,836,564
U.S. Government Agency Mortgage-Backed Securities	-	14,136,343	-	14,136,343
U.S. Treasury Securities	-	10,889,474	-	10,889,474
Commercial Mortgage-Backed Securities	-	6,273,275	-	6,273,275
Asset-Backed Securities	-	547	-	547
Investment Company	1,347,556	-	-	1,347,556
Money Market Fund	1,360,867	-	-	1,360,867
Total Investments	$2,708,423	$128,008,748	$-	$130,717,171

Refer to the Schedule of Investments for further information on the classification of investments.

Great Lakes Disciplined Equity Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 99.1%
Communication Services - 3.5%
Alphabet, Inc. - Class C *	961	$1,038,754
Liberty Broadband Corp. - Class C *	4,562	475,452
		1,514,206
Consumer Discretionary - 10.4%
Amazon.com, Inc. *	609	1,153,221
Aptiv plc	3,122	252,351
Hilton Worldwide Holdings, Inc.	3,448	337,008
Home Depot, Inc.	6,952	1,445,807
McDonald's Corp.	1,033	214,513
O'Reilly Automotive, Inc. *	2,194	810,288
Tiffany & Co.	1,427	133,624
Tractor Supply Co.	2,106	229,133
		4,575,945
Consumer Staples - 10.5%
Coca-Cola Co.	4,896	249,304
Colgate-Palmolive Co.	6,280	450,088
Constellation Brands, Inc. - Class A	1,925	379,110
Kimberly-Clark Corp.	5,335	711,049
Mondelez International, Inc.	22,177	1,195,340
Philip Morris International, Inc.	3,041	238,810
Procter & Gamble Co.	7,569	829,941
Walmart, Inc.	4,964	548,472
		4,602,114
Energy - 1.7%
Baker Hughes	7,093	174,700
Williams Cos., Inc.	20,016	561,249
		735,949
Financials - 10.7%
Aflac, Inc.	11,549	633,001
Aon plc	3,655	705,342
Berkshire Hathaway, Inc. - Class B *	6,335	1,350,432
BlackRock, Inc.	2,349	1,102,386
CME Group, Inc.	861	167,129
S&P Global, Inc.	2,484	565,830
T. Rowe Price Group, Inc.	1,440	157,982
		4,682,102
Health Care - 11.2%
Align Technology, Inc. *	744	203,633
Anthem, Inc.	3,831	1,081,146
Boston Scientific Corp. *	3,684	158,338
Danaher Corp.	5,232	747,757
IDEXX Laboratories, Inc. *	733	201,817
Merck & Co., Inc.	3,669	307,646
PerkinElmer, Inc.	3,305	318,404

Pfizer, Inc.	9,272	401,663
Quest Diagnostics, Inc.	5,958	606,584
Veeva Systems, Inc. - Class A *	2,662	431,537
Zoetis, Inc.	3,843	436,142
		4,894,667
Industrials - 15.0%
3M Co.	5,687	985,785
Allegion plc	2,600	287,430
AMETEK, Inc.	10,290	934,744
Boeing Co.	2,156	784,806
CSX Corp.	2,285	176,790
Old Dominion Freight Line, Inc.	1,363	203,441
Republic Services, Inc.	1,921	166,435
Rockwell Automation, Inc.	3,675	602,075
Teledyne Technologies, Inc. *	724	198,282
Union Pacific Corp.	6,907	1,168,043
United Parcel Service, Inc. - Class B	1,371	141,583
Verisk Analytics, Inc.	2,286	334,808
Waste Management, Inc.	5,001	576,965
		6,561,187
Information Technology # - 28.1%
Adobe, Inc. *	628	185,040
Apple, Inc.	3,553	703,210
Autodesk, Inc. *	927	151,008
Automatic Data Processing, Inc.	1,795	296,767
Cadence Design Systems, Inc. *	4,234	299,810
Fiserv, Inc. *	3,457	315,140
FLIR Systems, Inc.	7,111	384,705
KLA-Tencor Corp.	4,427	523,272
MasterCard, Inc. - Class A	2,238	592,018
Microchip Technology, Inc.	4,582	397,260
Microsoft Corp.	21,658	2,901,306
Paychex, Inc.	5,349	440,169
salesforce.com, inc. *	1,885	286,011
Square, Inc. - Class A *	1,929	139,910
Symantec Corp.	7,311	159,087
Texas Instruments, Inc.	7,474	857,716
Trimble, Inc. *	21,053	949,701
Visa, Inc. - Class A	8,674	1,505,373
Workday, Inc. - Class A *	1,111	228,399
Xilinx, Inc.	8,128	958,454
		12,274,356
Materials - 5.4%
Air Products & Chemicals, Inc.	3,390	767,394
International Flavors & Fragrances, Inc.	3,278	475,605
Martin Marietta Materials, Inc.	1,481	340,793
PPG Industries, Inc.	6,748	787,559
		2,371,351
Real Estate - 2.1%
Prologis, Inc. - REIT	4,350	348,435
Realty Income Corp. - REIT	8,153	562,312
		910,747

Utilities - 0.5%
Southern Co.	4,013	221,839
Total Common Stocks
(Cost $36,499,961)		43,344,463

MONEY MARKET FUND - 0.9%
First American Government Obligations Fund - Class Z, 2.26% ^
Total Money Market Fund
(Cost $406,791)	406,791	406,791

Total Investments - 100.0%
(Cost $36,906,752)		43,751,254
Other Assets and Liabilities, Net - 0.0%		(10,652)
Total Net Assets - 100.0%		$43,740,602

* Non-income producing security.
# As of June 30, 2019, the Fund had a significant portion of its assets invested in the information technology sector. The information technology sector may be more sensitive to short product cycles, competition and aggressive pricing than the overall market.

^ The rate shown is the annualized seven-day effective yield as of June 30, 2019.
REIT - Real Estate Investment Trust

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$43,344,463	$-	$-	$43,344,463
Money Market Fund	406,791	-	-	406,791
Total Investments	$43,751,254	$-	$-	$43,751,254

Refer to the Schedule of Investments for further information on the classification of investments.

Great Lakes Disciplined International Smaller Company Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 92.5%
Australia - 4.3%
ARB Corp Ltd. (a)	6,168	$78,982
BWP Trust - REIT (a)	54,370	140,664
carsales.com Ltd. (a)	4,136	39,366
Orica Ltd. (a)	5,195	74,019
SmartGroup Corp., Ltd. (a)	48,049	281,887
		614,918
Belgium - 2.1%
Elia System Operator SA/NV (a)	3,982	293,641

Brazil - 1.9%
Cia Brasileira de Distribuicao	6,025	148,274
Lojas Renner SA	9,641	118,003
		266,277
Canada - 10.3%
Artis - REIT	8,515	75,621
Canadian Western Bank	13,180	300,627
Choice Properties - REIT	27,461	286,867
CI Financial Corp.	3,534	57,589
First Capital Realty, Inc.	15,895	265,331
Toromont Industries, Ltd.	3,713	175,989
WSP Global, Inc.	5,343	294,129
		1,456,153
Chile - 3.7%
Cia Cervecerias Unidas SA	20,827	293,519
Empresas CMPC SA	83,411	228,953
		522,472
China - 2.4%
58.Com, Inc. - ADR (a)*	498	30,961
BeiGene Ltd. - ADR*	484	59,992
Huazhu Group, Ltd. - ADR	926	33,567
Shenzhou International Group Holdings Ltd. (a)	15,755	217,336
		341,856
Finland - 1.2%
Stora Enso OYJ (a)	14,363	169,019

France - 5.0%
Cie Plastic Omnium SA (a)	2,310	60,073
Eramet (a)	2,530	168,392
ICADE - REIT (a)	3,246	297,357
Teleperformance (a)	907	181,641
		707,463
Germany - 1.1%
Evotec SE (a)*	5,457	152,783

Hong Kong - 1.6%
Cafe De Coral Holdings Ltd. (a)	46,659	138,817
NWS Holdings, Ltd. (a)	40,982	84,290
		223,107
Italy - 0.5%
Terna Rete Elettrica Nazionale SpA (a)	10,752	68,508

Japan - 12.1%
Aisin Seiki Co., Ltd. (a)	1,507	51,984
Aozora Bank Ltd. (a)	3,173	76,294
Chugoku Electric Power Co., Inc. (a)	11,202	141,266
IBJ Leasing Co., Ltd. (a)	4,221	105,890
Kyudenko Corp. (a)	2,117	63,747
Makita Corp. (a)	2,366	80,781
MEITEC Corp. (a)	1,674	86,141
Musashino Bank, Ltd. (a)	4,125	78,057
Nakayama Steel Works Ltd. (a)	10,109	43,801
NHK Spring Co., Ltd. (a)	10,557	81,611
Ryoden Corp. (a)	2,964	44,047
Suzuken Co., Ltd. (a)	2,186	128,457
Tokyo Century Corp. (a)	1,871	79,176
Tokyo Seimitsu Co., Ltd. (a)	3,277	84,350
Tokyu Fudosan Holdings Corp. (a)	48,585	268,880
Toyo Seikan Group Holdings, Ltd. (a)	7,877	156,617
Toyo Suisan Kaisha, Ltd. (a)	1,079	44,475
Yamaguchi Financial Group, Inc. (a)	14,320	97,999
		1,713,573
Mexico - 1.6%
Promotora y Operadora de Infraestructura SAB de CV	23,499	233,940

Netherlands - 3.8%
Aegon NV (a)	19,408	96,408
IMCD NV (a)	2,820	258,682
QIAGEN NV (a)*	4,629	188,362
		543,452
New Zealand - 1.4%
Auckland International Airport Ltd. (a)	29,732	196,833

Norway - 2.5%
Austevoll Seafood ASA (a)	10,288	108,134
TGS NOPEC Geophysical Co. ASA (a)	8,550	240,599
		348,733
Philippines - 2.2%
International Container Terminal Services, Inc.	76,949	219,876
SM Investments Corp. (a)	4,569	86,436
		306,312
Singapore - 2.5%
Singapore Press Holdings, Ltd. (a)	40,934	73,834
UOL Group, Ltd. (a)	50,486	282,020
		355,854

South Africa - 4.2%
AngloGold Ashanti Ltd. (a)	14,368	257,542
AVI Ltd.	42,861	278,011
Famous Brands Ltd.	9,739	59,485
		595,038
South Korea - 6.7%
Chong Kun Dang Pharmaceutical Corp. (a)	433	34,641
Hanmi Pharmaceutical Co., Ltd. (a)	622	217,915
Hanmi Science Co., Ltd. (a)	1,097	64,880
Hugel, Inc. (a)*	134	48,709
Il Yang Pharmaceutical Co., Ltd. (a)*	6,218	138,395
Jenax, Inc. (a)*	12,127	148,340
JW Pharmaceutical Corp. (a)	6,500	177,104
Young Poong Corp.	202	125,960
		955,944
Spain - 1.4%
Mediaset Espana Comunicacion SA (a)	4,684	34,095
Red Electrica Corp. SA (a)	8,248	171,790
		205,885
Sweden - 3.6%
AF Poyry AB (a)	2,697	61,080
Lifco AB (a)	1,252	69,492
Lundin Petroleum AB (a)	9,058	282,217
SKF AB (a)	2,971	54,694
Svenska Cellulosa AB SCA (a)	4,174	36,311
		503,794
Switzerland - 3.2%
Baloise Holding AG - REG D (a)	1,181	209,163
Banque Cantonale Vaudoise - REG D (a)	316	246,066
		455,229
Thailand - 1.5%
Electricity Generating Public Company Ltd. (a)	20,138	213,513

United Kingdom - 11.7%
Ashtead Group plc (a)	3,596	103,031
Bellway plc (a)	4,045	143,068
Bunzl plc (a)	4,376	115,465
Halma plc (a)	8,542	219,382
HomeServe plc (a)	14,462	217,929
Rightmove plc (a)	41,813	284,457
Spirax-Sarco Engineering plc (a)	2,882	336,447
SSP Group plc (a)	19,035	165,901
St. James's Place plc (a)	4,950	69,114
		1,654,794
Total Common Stocks
(Cost $13,335,076)		13,099,091

PREFERRED STOCKS - 0.7%
Colombia - 0.7%
Bancolombia SA	7,677	97,471

South Korea - 0.0%
CJ Corp. (a)(b)*	109	3,623
Total Preferred Stocks
(Cost $102,312)		101,094

MONEY MARKET FUND - 6.6%
First American Government Obligations Fund - Class Z, 2.26% ^
Total Money Market Fund
(Cost $936,407)	936,407	936,407

Total Investments - 99.8%
(Cost $14,373,795)		14,136,592
Other Assets and Liabilities, Net - 0.2%		31,851
Total Net Assets - 100.0%		$14,168,443

(a) This security is categorized as a Level 2 security in the fair value hierarchy.
* Non-income producing security.
(b) Security considered illiquid. As of June 30, 2019, the market value of this investment was $3,623 or 0.0% of total net assets.

Security	Shares	Date Acquired	Cost Basis
CJ Corp.	109	12/2018	$4,716

^ The rate shown is the annualized seven-day effective yield as of June 30, 2019.
REIT - Real Estate Investment Trust
ADR - American Depositary Receipt

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

At June 30, 2019, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Industrials	22.6%
Real Estate	11.4%
Financials	10.7%
Materials	9.9%
Health Care	8.5%
Consumer Discretionary	8.1%
Utilities	6.3%
Consumer Staples	6.2%
Energy	3.7%
Communication Services	3.3%
Information Technology	2.5%
Other Assets and Liabilities, Net	6.8%
Total	100.0%

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,286,694	$9,812,397	$-	$13,099,091
Preferred Stock	97,471	3,623	-	101,094
Money Market Fund	936,407	-	-	936,407
Total Investments	$4,320,572	$9,816,020	$-	$14,136,592

Refer to the Schedule of Investments for further information on the classification of investments.

Great Lakes Large Cap Value Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 98.6%
Communication Services - 2.9%
Alphabet, Inc. - Class C *	1,333	$1,440,853

Consumer Discretionary - 12.4%
Booking Holdings, Inc. *	930	1,743,480
BorgWarner, Inc.	33,160	1,392,057
Expedia Group, Inc.	7,653	1,018,079
Hasbro, Inc.	4,597	485,811
Mohawk Industries, Inc. *	10,058	1,483,253
		6,122,680
Consumer Staples - 4.6%
Anheuser-Busch InBev SA/NV - ADR	11,932	1,056,101
Philip Morris International, Inc.	15,499	1,217,137
		2,273,238
Energy - 12.5%
Chevron Corp.	9,930	1,235,689
National Oilwell Varco, Inc.	68,157	1,515,130
Royal Dutch Shell - Class A - ADR	29,579	1,924,706
Schlumberger Ltd.	37,346	1,484,130
		6,159,655
Financials # - 28.4%
American Express Co.	12,749	1,573,737
Ameriprise Financial, Inc.	4,972	721,736
Bank of America Corp.	49,497	1,435,413
Berkshire Hathaway, Inc. - Class B *	4,571	974,400
Chubb Ltd.	14,124	2,080,324
Citigroup, Inc.	21,780	1,525,253
Discover Financial Services	16,665	1,293,037
MetLife, Inc.	27,454	1,363,640
PNC Financial Services Group, Inc.	9,895	1,358,386
Prudential Financial, Inc.	16,219	1,638,119
		13,964,045
Health Care - 16.6%
AbbVie, Inc.	18,546	1,348,665
Biogen, Inc. *	6,279	1,468,470
CVS Health Corp.	22,454	1,223,518
McKesson Corp.	8,018	1,077,539
Merck & Co., Inc.	17,980	1,507,623
UnitedHealth Group, Inc.	6,286	1,533,847
		8,159,662

Industrials - 12.4%
Cummins, Inc.	7,342	1,257,978
General Electric Co.	164,200	1,724,100
Lockheed Martin Corp.	3,260	1,185,140
PACCAR, Inc.	17,409	1,247,529
Wabtec Corp.	9,435	677,056
		6,091,803
Information Technology - 7.8%
Apple, Inc.	6,450	1,276,584
Intel Corp.	20,517	982,149
Oracle Corp.	27,488	1,565,991
		3,824,724
Utilities - 1.0%
Public Service Enterprise Group, Inc.	8,158	479,853
Total Common Stocks
(Cost $46,029,181)		48,516,513

MONEY MARKET FUND - 1.2%
First American Government Obligations Fund - Class Z, 2.26% ^
Total Money Market Fund
(Cost $570,452)	570,452	570,452

Total Investments - 99.8%
(Cost $46,599,633)		49,086,965
Other Assets and Liabilities, Net - 0.2%		103,528
Total Net Assets - 100.0%		$49,190,493

*	Non-income producing security.

# As of June 30, 2019, the Fund had a significant portion of its assets invested in the financials sector.  The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

^	The rate shown is the annualized seven-day effective yield as of June 30, 2019.
ADR - American Depositary Receipt

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$48,516,513	$-	$-	$48,516,513
Money Market Fund	570,452		-	570,452
Total Investments	$49,086,965	$-	$-	$49,086,965

Refer to the Schedule of Investments for further information on the classification of investments.

Great Lakes Small Cap Opportunity Fund
Schedule of Investments
June 30, 2019 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 95.8%
Communication Services - 5.9%
Cars.com, Inc. *	100,039	$1,972,769
TripAdvisor, Inc. *	57,188	2,647,233
		4,620,002
Consumer Discretionary - 14.3%
Adtalem Global Education, Inc. *	32,728	1,474,396
Cooper Tire & Rubber Co.	23,245	733,380
Despegar.com, Corp. *	111,766	1,552,430
Gentex Corp.	37,750	929,027
Gildan Activewear, Inc.	65,612	2,537,872
Mattel, Inc. *+	60,385	676,916
Nordstrom, Inc.	41,215	1,313,110
Shutterstock, Inc.	20,967	821,697
Urban Outfitters, Inc. *	49,491	1,125,920
		11,164,748
Consumer Staples - 3.3%
e.l.f. Beauty, Inc. *	108,730	1,533,093
Hain Celestial Group, Inc. *	49,453	1,083,021
		2,616,114
Energy - 2.8%
Centennial Resource Development, Inc. - Class A *	93,826	712,139
Dril-Quip, Inc. *	30,608	1,469,184
		2,181,323
Financials - 19.4%
Axis Capital Holdings Ltd.	39,559	2,359,694
Bank OZK	54,691	1,645,652
First American Financial Corp.	20,839	1,119,054
Horace Mann Educators Corp.	27,795	1,119,861
Investors Bancorp, Inc.	253,574	2,827,350
Jefferies Financial Group, Inc.	61,884	1,190,029
PRA Group, Inc. *	120,374	3,387,325
Pzena Investment Management, Inc. - Class A	78,551	674,753
Trupanion, Inc. *+	22,314	806,205
		15,129,923
Health Care - 5.2%
Dentsply Sirona, Inc.	16,571	967,084
Luminex Corp.	62,863	1,297,492
MEDNAX, Inc. *	71,232	1,797,183
		4,061,759
Industrials # - 29.8%
Acuity Brands, Inc.	22,585	3,114,697
AGCO Corp.	28,180	2,185,923
Armstrong World Industries, Inc.	8,801	855,457
Crane Co.	36,411	3,038,134
Kirby Corp. *	15,942	1,259,418
Knight-Swift Transportation Holdings, Inc. +	47,486	1,559,440

Mistras Group, Inc. *	97,937	1,407,355
MSC Industrial Direct Co., Inc. - Class A	29,176	2,166,610
Sensata Technologies Holding Plc *	32,033	1,569,617
Standex International Corp.	18,387	1,344,825
UniFirst Corp.	9,037	1,704,107
WABCO Holdings, Inc. *	9,015	1,195,389
WESCO International, Inc. *	37,799	1,914,519
		23,315,491
Information Technology - 9.8%
Avnet, Inc.	48,416	2,191,792
LogMeIn, Inc.	15,774	1,162,228
ScanSource, Inc. *	30,790	1,002,523
SS&C Technologies Holdings, Inc.	19,053	1,097,643
Versum Materials, Inc.	15,899	820,071
ViaSat, Inc. *	17,478	1,412,572
		7,686,829
Materials - 2.7%
Intrepid Potash, Inc. *	331,843	1,114,993
NewMarket Corp. +	2,563	1,027,609
		2,142,602
Real Estate - 2.6%
Jones Lang LaSalle, Inc.	14,237	2,003,003
Total Common Stocks
(Cost $73,770,709)		74,921,794

MONEY MARKET FUND - 4.2%
First American Government Obligations Fund - Class Z, 2.26% ^
Total Money Market Fund
(Cost $3,293,081)	3,293,081	3,293,081

INVESTMENT PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 4.6%
First American Government Obligations Fund - Class Z, 2.26% ^
Total Investment Purchased with Proceeds from Securities Lending
(Cost $3,560,539)	3,560,539	3,560,539

Total Investments - 104.6%
(Cost $80,624,329)		81,775,414
Other Assets and Liabilities, Net - (4.6)%		(3,584,080)
Total Net Assets - 100.0%		$78,191,334

*	Non-income producing security.
+	All or a portion of this security was out on loan at June 30, 2019. Total loaned securities had a market value of $3,576,952 at June 30, 2019.
#
As of June 30, 2019, the Fund had a significant portion of its assets invested in the industrials sector. The industrials sector may be more greatly impacted by adverse economic, regulatory, political, legal and other changes affecting the issuers of such securities.

^	The rate shown is the annualized seven-day effective yield as of June 30, 2019.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$74,921,794	$-	$-	$74,921,794
Money Market Fund	3,293,081	-	-	3,293,081
Investment Purchased with
Proceeds from Securities Lending	3,560,539	-	-	3,560,539
Total Investments	$81,775,414	$-	$-	$81,775,414

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                          Brian R. Wiedmeyer, President

Date   August 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) * /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, President

Date    August 22, 2019

By (Signature and Title) * /s/ Benjamin J. Eirich
                                            Benjamin J. Eirich, Treasurer

Date    August 22, 2019

* Print the name and title of each signing officer under his or her signature.